UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 0	$ 85	$ 0	$ 266	$ 266	$ 5
Total Revenue	0	85	0	266	266	5
Operating expenses
Professional fees	424,750	31,304	931,123	68,084	110,017	87,941
Salaries	177,614	27,000	177,614	81,000	81,000	54,000
Bad Debt expense					30,000	0
Impairment of Intangible Asset					198,193	0
Other general and administrative costs	407,334	12,316	612,930	60,944	118,230	172,366
Depreciation and Amortization	94,494	15,842	188,988	42,182
Total operating expenses	1,104,192	86,462	1,910,655	252,210	537,440	314,307
Loss from operations	(1,104,192)	(86,377)	(1,910,655)	(251,944)	(537,174)	(314,302)
Other Income					5,435	317
Interest Expense	(149,059)	(3,947)	(642,215)	(154,350)	(153,700)	(34,303)
Financing cost	(82,609)	0	(82,609)	0
Loss on conversion of Shares	0	0	0	(376,000)	(426,000)	0
Loss on exercise of warrants					(60,000)	0
Change in fair value of derivative financial instruments	15,110	0	15,110	0
Other Income (expense) net	(216,558)	(3,947)	(709,714)	(530,350)	(634,265)	(33,986)
Net loss before income tax	(1,320,750)	(90,324)	(2,620,369)	(782,294)	(1,171,439)	(348,288)
Provision for income taxes (benefit)	0	0	0	0	0	0
Net Income (Loss) Attributable to Parent	$ (1,320,750)	$ (90,324)	$ (2,620,369)	$ (782,294)	$ (1,171,439)	$ (348,288)
Net Loss Per Common Stock - basic and fully diluted	$ (0.04)	$ (0.00)	$ (0.08)	$ (0.03)	$ (0.05)	$ (0.01)
Weighted-average number of shares of common stock outstanding - basic and fully diluted	37,276,731	25,365,000	31,109,212	24,962,335	25,088,688	23,621,489